Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about borrowings [abstract]
Short-term borrowings and long-term debt are comprised

	March 31, 2025
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	1,843,959	2.13%
Long-term debt
Long-term loans	1,090,427	1.81%	2025-2058
Unsecured bonds	664,390	0.66%	2025-2035

	1,754,817
Less - Portion due within one year	196,950

	1,557,867

	March 31, 2026
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	51,183	1.86%
Long-term debt
Long-term loans	516,460	3.21%	2026-2040
Unsecured bonds	474,343	0.70%	2026-2035

	990,803
Less - Portion due within one year	166,410

	824,393

Summary of pledged assets as collateral
In the Financial Services business, Sony pledged assets as collateral for short-term borrowings and long-term debt and the pledged assets are comprised of the following:

Yen in millions
March 31
2025
Securities	1,595,016
Housing loans in the banking business	961,286

In addition to the above, certain subsidiaries in the Financial Services segment pledged securities for securities-for-securities lending transactions and the pledged securities
In addition to the above, in the Financial Services business, Sony pledged securities for securities-for-securities
lending transactions and the pledged securities are as follows:

Yen in millions
March 31
2025
Securities	332,867

Furthermore, pledged securities of certain subsidiaries in the Financial Services segment as collateral for cash settlements, variation margins of futures markets and certain other purposes
Furthermore, in the Financial Services business, Sony pledged securities as collateral for cash settlements, variation margins of futures markets and certain other purposes and the pledged securities are as follows:

Yen in millions
March 31
2025
Securities	140,212